Schedule of Investments (unaudited)
June 30, 2026
BlackRock Alpha Strategies Fund
(Percentages shown are based on Net Assets)

Portfolio Funds(a)(b)	First Acquisition Date	Cost	Value	% of Net Assets
Equity Hedge
Atlas Enhanced Fund, Ltd.	09/01/22	$ 8,396,400	$ 11,283,810	7.9%
Manticore Fund (Cayman) Ltd.	04/01/21	2,787,683	6,269,688	4.4%
Maple Rock Offshore Fund LP	11/01/24	3,013,756	7,596,773	5.4%
Toroa Feeder 1 (Offshore)	02/01/24	4,268,588	7,393,136	5.2%
Yaupon Fund (CI) Ltd.	05/01/23	4,725,754	6,157,580	4.3%
Total Equity Hedge		23,192,181	38,700,987	27.2%
Event-Driven
Carronade Capital Offshore, LP	04/01/23	8,617,940	10,872,056	7.6%
MY Asian Opportunities Unit Trust	05/01/21	3,637,465	6,349,899	4.5%
Pentwater Event Fund, Ltd.	04/01/21	6,575,570	12,805,217	9.0%
TPG AG Corporate Credit Opportunities Fund, Ltd.	11/01/24	5,037,237	6,045,844	4.2%
Two Seas Global (Cayman) Fund LP	07/01/25	4,000,000	6,780,358	4.8%
Total Event-Driven		27,868,212	42,853,374	30.1%
Macro
Aegeri Capital Offshore Fund Ltd.	07/01/25	5,500,000	5,673,023	4.0%
East One Commodity Fund Limited	05/01/21	4,840,853	5,162,540	3.6%
Stratus Feeder, Ltd.	04/01/21	4,169,009	8,152,726	5.8%
Systematica Alternative Markets Fund Ltd.	05/01/21	4,724,840	5,155,605	3.6%
Total Macro		19,234,702	24,143,894	17.0%
Relative Value
Adapt Fund Ltd.	11/01/23	3,636,631	3,831,166	2.7%
EGMF Offshore Ltd.	04/01/25	4,811,000	4,580,727	3.2%
One William Street Capital Offshore Fund, Ltd.	04/01/21	3,663,535	5,856,907	4.1%
Schonfeld Strategic Partners Offshore Fund, Ltd.	01/01/22	4,031,228	5,886,196	4.1%
Voleon Composition International Fund, Ltd.	04/01/21	7,430,888	9,602,296	6.8%
Xantium Partners Fund, Ltd.	09/01/24	5,408,535	6,280,589	4.4%
Total Relative Value		28,981,817	36,037,881	25.3%
Total Portfolio Funds		99,276,912	141,736,136	99.6%

Security	Shares	Cost	Value	% of Net Assets
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(c)(d)	3,637,220	$ 3,637,220	$ 3,637,220	2.6%
Total Short-Term Securities		3,637,220	3,637,220	2.6%
Total Investments		$ 102,914,132	145,373,356	102.2%
Liabilities in Excess of Other Assets			(3,149,827)	(2.2)%
Net Assets			$ 142,223,529	100.0%

(a)	Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $141,736,136, representing 99.6% of its net assets as of period end, and an original cost of $99,276,912.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Alpha Strategies Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,082,319	$ 1,554,901 (a)	$ —	$ —	$ —	$ 3,637,220	3,637,220	$ 19,322	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$ 3,637,220	$ —	$ —	$ 3,637,220
Investments valued at NAV(a)				141,736,136
				$ 145,373,356

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.